Leases Cash Flows Arising from Lease Transactions (Details) $ in Millions	12 Months Ended
Dec. 28, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash inflows/(outflows) from operating leases	$ (196)
Operating cash inflows/(outflows) from finance leases	(6)
Financing cash inflows/(outflows) from finance leases	(28)
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	42
Finance leases	$ 12